 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Elkhorn ETF Trust

(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Benjamin T. Fulton

Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187

(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

LVHB

Elkhorn Lunt Low Vol/High Beta Tactical ETF

Annual Report

ELKHORN ETF TRUST

09/30/2017

TABLE OF CONTENTS

Letter to Shareholder	1
Management’s Discussion of Fund Performance	2
Shareholder Expense Example	4
Sector Allocation	5
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	18
Trustees and Officers	19
Board Considerations Regarding Approval of Investment Management Agreement	20
Supplemental Information	21

Letter to Shareholders (unaudited)

DEAR SHAREHOLDERS,

Thank you very much for your continued support and investment in Elkhorn Exchange-Traded-Funds. Elkhorn is pleased to provide you with the annual report which contains detailed information about your investment, including a market overview and a performance analysis for the period.

At Elkhorn, we aim to be a leading independent investment solutions firm pioneering innovative research-based financial products in a wide array of investment structures. Elkhorn was honored to be named Most Innovative Issuer of 2016 by ETF.com. Elkhorn will continue to be a leader in the innovation of ETFs and other investment products and looks forward to bringing out more products in 2018 and beyond.

On behalf of Elkhorn and our partners, I thank you for our interest in Elkhorn and our innovative products. We appreciate your belief and trust in Elkhorn and our funds and look forward to serving you moving forward.

Sincerely,

Benjamin T. Fulton
Chief Executive Officer

Management’s Discussion of Fund Performance (unaudited)

Factor investing is a growing theme in today’s market. In the case of low volatility, many investors simply maintain a static allocation to the factor or blend it with other factors rather than seeking to capture opportunities resulting from dispersions between them. The Elkhorn Lunt Low Vol/High Beta Tactical ETF (the “Fund”) seeks to provide investors with a dynamic strategy that seeks to capitalize on the wide dispersion between low volatility and high beta stocks by rotating across these two factors.

Since the day the Fund was listed on the BATs Exchange (10/20/2016) through the quarter ended 09/30/2017, the Fund’s net asset value or “NAV” returned 24.88%. For comparison, the S&P 500 returned 19.82% during the period. The Fund’s performance benefited significantly by being maintaining a high beta allocation in the period during and following the 2016 Presidential election. In March of 2017, the Fund’s allocation flipped from high beta into low volatility, where it has remained through the quarter ended 09/30/2017.

The Fund is a first of its kind strategy, as a binary model that is either 100% allocated to high beta or 100% allocated to low volatility. The ability to rotate in and out of exposure to a given factor has been instrumental in the Fund’s outperformance of the broader market since its inception.

Performance as of 9/30/2017

	Cumulative Total Return
	Fund NAV	Fund Market Value	Elkhorn Lunt Capital US Large Cap Equity Rotation Index	S&P 500® Index
Since Inception*	24.88%	24.91%	25.56%	19.82%

*	Commenced operations on 10/19/2016

The Lunt Capital US Large Cap Equity Rotation Index is designed to tactically rotate between low-volatility and high-beta stocks in the S&P 500® Index. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (S&P).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities therefore does not incur expenses incurred by the Fund. The index returns do not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these fees and expenses. One cannot invest directly in an index.

Total returns for less than a period of one year are not annualized.

Performance data quoted represents past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Current performance may be higher or lower than performance data quoted. For the most current month-end performance data please visit www.elkhorn.com or call (630) 355-4676.

The NAV is calculated by dividing the net assets by the number of shares outstanding. The price used to calculate the market price returns is determined by using the midpoint bid/ask of the closing price listed on the primary stock exchange on which shares of the Fund are listed for trading and does not represent returns an investor would receive if shares were traded at other times.

The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares. Market returns do not reflect brokerage commissions that may be payable on secondary market transactions.

Management’s Discussion of Fund Performance (unaudited), continued

Hypothetical growth of a $10,000 Investment

For the period 10/19/2016 (commencement of operations) to 9/30/2017

Shareholder Expense Example
September 30, 2017 (unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 through September 30, 2017).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Annualized Expense Ratio for the Period	Expenses Paid During Period 4/1/2017 – 9/30/2017[1]
Elkhorn Lunt Low Vol/High Beta Tactical ETF
Actual	$ 1,000.00	$ 1,063.50	0.49%	$ 2.53
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.61	0.49%	$ 2.48

[1]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by183/365 (to reflect the one-half year period).

Sector Allocation
September 30, 2017 (unaudited)

Sector	% of Total Investments
Consumer Discretionary	6.0%
Consumer Staples	12.5
Energy	1.9
Financials	21.1
Health Care	4.9
Industrials	18.1
Information Technology	11.4
Materials	4.2
Real Estate	2.6
Telecommunication Services	0.9
Utilities	16.4
Total Investments	100.0%

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments
September 30, 2017

Investments	Shares	Value
COMMON STOCKS—100.1%
Aerospace & Defense—5.1%
General Dynamics Corp.	6,334	$1,302,144
Lockheed Martin Corp.	3,895	1,208,579
Northrop Grumman Corp.	5,071	1,459,028
Raytheon Co.	7,141	1,332,368
United Technologies Corp.	13,372	1,552,222
Total Aerospace & Defense		6,854,341

Air Freight & Logistics—2.1%
Expeditors International of Washington, Inc.	23,924	1,432,091
United Parcel Service, Inc., Class B	11,538	1,385,598
Total Air Freight & Logistics		2,817,689

Banks—1.0%
US Bancorp	25,253	1,353,308

Beverages—3.3%
Coca-Cola Co. (The)	36,981	1,664,515
Dr Pepper Snapple Group, Inc.	13,500	1,194,345
PepsiCo, Inc.	14,496	1,615,289
Total Beverages		4,474,149

Capital Markets—5.0%
BlackRock, Inc.	2,775	1,240,675
CBOE Holdings, Inc.	12,140	1,306,628
Moody's Corp.	9,356	1,302,449
Nasdaq, Inc.	19,489	1,511,762
S&P Global, Inc.	8,418	1,315,817
Total Capital Markets		6,677,331

Chemicals—4.2%
Air Products & Chemicals, Inc.	9,568	1,446,873
DowDuPont, Inc.	18,519	1,282,070
Ecolab, Inc.	12,015	1,545,249
Praxair, Inc.	10,121	1,414,309
Total Chemicals		5,688,501

Commercial Services & Supplies—2.6%
Republic Services, Inc.	26,342	1,740,152
Waste Management, Inc.	22,203	1,737,829
Total Commercial Services & Supplies		3,477,981

Communications Equipment—2.0%
Cisco Systems, Inc.	39,908	1,342,106
Harris Corp.	10,666	1,404,499
Total Communications Equipment		2,746,605

Diversified Financial Services—1.2%
Berkshire Hathaway, Inc., Class B*	9,066	1,661,979
Diversified Telecommunication Services—0.9%
AT&T, Inc.	31,028	1,215,367

Electric Utilities—10.2%
American Electric Power Co., Inc.	18,014	1,265,303
Duke Energy Corp.	15,037	1,261,905
Edison International	15,862	1,224,071
Entergy Corp.	15,292	1,167,697
Eversource Energy	20,560	1,242,646
NextEra Energy, Inc.	8,129	1,191,305
PG&E Corp.	17,833	1,214,249
Pinnacle West Capital Corp.	14,438	1,220,877
PPL Corp.	34,628	1,314,133
Southern Co. (The)	28,384	1,394,790
Xcel Energy, Inc.	25,394	1,201,644
Total Electric Utilities		13,698,620

Electronic Equipment, Instruments & Components—1.2%
Amphenol Corp., Class A	18,973	1,605,875

Equity Real Estate Investments—2.6%
AvalonBay Communities, Inc.	6,149	1,097,105
Equity Residential	18,368	1,211,002
Essex Property Trust, Inc.	4,515	1,146,945
Total Equity Real Estate Investments		3,455,052

Food & Staples Retailing—0.9%
Wal-Mart Stores, Inc.	15,155	1,184,212

Food Products—2.6%
General Mills, Inc.	20,562	1,064,289
Kellogg Co.	18,036	1,124,906
McCormick & Co., Inc.	12,166	1,248,718
Total Food Products		3,437,913

Health Care Equipment & Supplies—1.1%
Danaher Corp.	16,755	1,437,244

Health Care Providers & Services—1.7%
Quest Diagnostics, Inc.	11,694	1,095,026
UnitedHealth Group, Inc.	6,043	1,183,522
Total Health Care Providers & Services		2,278,548

Hotels, Restaurants & Leisure—2.1%
McDonald's Corp.	9,128	1,430,175
Yum! Brands, Inc.	18,571	1,367,011
Total Hotels, Restaurants & Leisure		2,797,186

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments, continued
September 30, 2017

Investments
Household Products—3.9%	Shares	Value
Clorox Co. (The)	9,911	$1,307,360
Colgate-Palmolive Co.	16,686	1,215,575
Kimberly-Clark Corp.	10,765	1,266,825
Procter & Gamble Co. (The)	16,165	1,470,692
Total Household Products		5,260,452

Industrial Conglomerates—4.3%
3M Co.	7,644	1,604,475
General Electric Co.	51,559	1,246,697
Honeywell International, Inc.	10,293	1,458,930
Roper Technologies, Inc.	6,025	1,466,485
Total Industrial Conglomerates		5,776,587

Insurance—13.9%
Aflac, Inc.	18,035	1,467,869
Allstate Corp. (The)	17,705	1,627,266
Aon PLC	10,490	1,532,589
Arthur J Gallagher & Co.	24,394	1,501,451
Chubb Ltd.	11,076	1,578,884
Cincinnati Financial Corp.	15,115	1,157,355
Everest Re Group Ltd.	4,849	1,107,463
Hartford Financial Services Group, Inc. (The)	23,688	1,313,026
Loews Corp.	29,502	1,411,966
Marsh & McLennan Cos., Inc.	19,342	1,621,053
Progressive Corp. (The)	30,060	1,455,505
Torchmark Corp.	19,323	1,547,579
Travelers Cos., Inc. (The)	11,528	1,412,411
Total Insurance		18,734,417

Internet Software & Services—0.9%
Alphabet, Inc., Class C*	1,312	1,258,352

IT Services—6.3%
Fidelity National Information Services, Inc.	15,568	1,453,895
Fiserv, Inc.*	11,395	1,469,499
International Business Machines Corp.	9,112	1,321,969
Mastercard, Inc., Class A	10,244	1,446,453
Paychex, Inc.	22,661	1,358,754
Visa, Inc., Class A	13,283	1,397,903
Total IT Services		8,448,473

Machinery—2.1%
Illinois Tool Works, Inc.	9,686	1,433,141
Stanley Black & Decker, Inc.	9,183	1,386,357
Total Machinery		2,819,498

Media—2.9%
Comcast Corp., Class A	31,223	1,201,461
Omnicom Group, Inc.	15,827	1,172,306
Walt Disney Co. (The)	15,160	1,494,321
Total Media		3,868,088

Multi-Utilities—6.2%
Ameren Corp.	20,600	1,191,504
CenterPoint Energy, Inc.	40,745	1,190,161
CMS Energy Corp.	26,089	1,208,442
Consolidated Edison, Inc.	14,460	1,166,633
Dominion Energy, Inc.	15,222	1,171,028
DTE Energy Co.	11,699	1,256,005
WEC Energy Group, Inc.	18,347	1,151,825
Total Multi-Utilities		8,335,598

Oil, Gas & Consumable Fuels—1.9%
Chevron Corp.	10,736	1,261,480
Exxon Mobil Corp.	16,151	1,324,059
Total Oil, Gas & Consumable Fuels		2,585,539

Personal Products—1.0%
Estee Lauder Cos., Inc. (The), Class A	11,850	1,277,904

Pharmaceuticals—2.1%
Johnson & Johnson	11,842	1,539,579
Pfizer, Inc.	35,962	1,283,843
Total Pharmaceuticals		2,823,422

Professional Services—1.9%
IHS Markit Ltd.*	28,331	1,248,831
Verisk Analytics, Inc.*	16,076	1,337,362
Total Professional Services		2,586,193

Software—1.0%
Microsoft Corp.	18,017	1,342,086

Specialty Retail—1.0%
Home Depot, Inc. (The)	8,262	1,351,333

Tobacco—0.9%
Philip Morris International, Inc.	10,497	1,165,272

Total Investments—100.1%
(Cost $132,928,433)		$134,495,115

Liabilities in Excess of Other Assets—(0.1)%		(194,338)
Net Assets—100.0%		$134,300,777

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Schedule of Investments, continued
September 30, 2017

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$134,495,115	$—	$—	$134,495,115
Total Investments	$134,495,115	$—	$—	$134,495,115

For the period ended September 30, 2017, there were no transfers between any levels. As of September 30, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Statement of Assets and Liabilities
September 30, 2017

ASSETS:
Investments, at cost	$132,928,433
Investments, at value	$134,495,115
Receivables:
Dividends	208,555
Total Assets	134,703,670

LIABILITIES:
Payables:
Due to custodian	349,413
Advisory fees	53,480
Total Liabilities	402,893
NET ASSETS	$134,300,777

NET ASSETS CONSIST OF:
Paid-in capital	$133,970,477
Undistributed net investment income	43,552
Accumulated net realized loss on investments	(1,279,934)
Net unrealized appreciation on investments	1,566,682
NET ASSETS	$134,300,777
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	4,300,002
Net asset value, per share	$31.23

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Statement of Operations
For the period October 19, 2016[1] to September 30, 2017

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $2,623)	$2,220,129

EXPENSES:
Advisory fees	506,712
Interest expense	724
Total Expense	507,436
Net Investment Income	1,712,693

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on
Investments	(2,026,643)
In-kind redemptions	19,612,346
Total net realized gain	17,585,703
Net change in unrealized appreciation (depreciation) on
Investments	1,566,682
Net realized and change in unrealized appreciation (depreciation) on investments	19,152,385
Net Increase in Net Assets Resulting From Operations	$20,865,078

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Statement of Changes in Net Assets
For the Period October 19, 2016[1] to September 30, 2017

OPERATIONS:
Net investment income	$1,712,693
Net realized gain on investments and in-kind redemptions	17,585,703
Net change in unrealized appreciation on investments	1,566,682
Net increase in net assets resulting from operations	20,865,078

Distributions paid to shareholders from:
Net investment income	(1,669,141)
Total distributions to shareholders	(1,669,141)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	337,635,354
Cost of shares redeemed	(222,530,514)
Net increase in net assets resulting from shareholder transactions	115,104,840
Increase in net assets	134,300,777

NET ASSETS:
Beginning of period	—
End of period	$134,300,777
Undistributed net investment income included in net assets at end of period	$43,552

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—
Shares sold	11,650,002
Shares redeemed	(7,350,000)
Shares outstanding, end of period	4,300,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn Lunt Low Vol/High Beta Tactical ETF
Financial Highlights
For the Period October 19, 2016[1] to September 30, 2017

Per Share Operating Performance:
(for a share of capital stock outstanding throughout the period)
Net asset value, beginning of period	$25.36

Income from Investment Operations:
Net investment income[2]	0.47
Net realized and unrealized gain on investments	5.82
Total gain from investment operations	6.29

Less distributions from:
Net investment income	(0.42)
Net asset value, end of period	$31.23
Market value, end of period	$31.27
Total Return at Net Asset Value	24.88%[3]
Total Return at Market Value	24.91%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$134,301
Ratio to average net assets of:
Expenses	0.49%[4]
Net investment income	1.66%[4]
Portfolio turnover rate[5]	179%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
September 30, 2017

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Elkhorn Lunt LowVol/High Beta Tactical ETF (the “Fund”) is presented herein. The Fund is classified as a non-diversified series of the Trust.

Fund	Commencement of operations	Commencement of trading on secondary market
Elkhorn Lunt Low Vol/High Beta Tactical ETF	October 19, 2016	October 20, 2016

Fund	Investment objective
Elkhorn Lunt Low Vol/High Beta Tactical ETF	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lunt Capital US Large Cap Equity Rotation Index.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates and is reported net of foreign withholding taxes.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

3. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC, (the “Adviser”) determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security

Notes to Financial Statements
September 30, 2017, continued

with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

FAIR VALUATION MEASUREMENT:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2017, is disclosed at the end of the Fund’s Schedule of Investments.

4. ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees: The Fund pays to the Adviser, a related party, a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
Elkhorn Lunt Low Vol/High Beta Tactical ETF	0.49%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of the Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Distribution and Service Fees: Effective August 7, 2017, Foreside Fund Services, LLC. (“Distributor”) serves as the Fund’s distributor. Prior to August 7, 2017, ALPS Distributors, Inc. served as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount

Notes to Financial Statements
September 30, 2017, continued

up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Fund under the plan, and the Fund will not pay 12b-1 fees any time before March 31, 2018.

In order to better position the Adviser and its products for future growth, the Adviser’s parent, Elkhorn Capital Group, LLC, entered into strategic discussions with Veracen, LP (“Veracen”). As part of a proposed transaction, Veracen would acquire Elkhorn Capital Group, LLC and would become the new parent of the Adviser. However, there are no assurances or guarantees that this proposed transaction will materialize.

5. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Fund consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund is not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding short- term investments) for the period ended September 30, 2017 were the following:

Fund	Purchases	Sales
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$181,283,558	$182,750,914

For the period ended September 30 2017, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were the following:

Fund	In-kind Subscriptions	In-kind Redemptions
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$337,306,431	$220,474,699

7. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements
September 30, 2017, continued

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$132,973,215	$4,057,676	$(2,535,776)	$1,521,900

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales.

At September 30, 2017, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$43,552	$(1,235,152)	$1,521,900	$330,300

The tax character of distributions paid from ordinary income during the period ended September 30, 2017, were as follows:

Period Ended September 30, 2017
Fund	Ordinary Income
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$1,669,141

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal period ended September 30, 2017, the following Fund incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Post-October Losses on Capital	Late Year Ordinary Losses
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$1,235,152	$—

At September 30, 2017, for Federal income tax purposes, the Fund has no capital loss carryforwards available to offset future capital gains for an unlimited period.

At September 30, 2017, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Elkhorn Lunt Low Vol/High Beta Tactical ETF	$—	$(18,865,637)	$18,865,637

8. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

Notes to Financial Statements
September 30, 2017, continued

9. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of its investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.

10. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders
Elkhorn ETF Trust.

We have audited the accompanying statement of assets and liabilities of Elkhorn Lunt Low Vol/High Beta Tactical ETF (the “Fund”) (one of the funds constituting the Elkhorn ETF Trust), including the schedule of investments, as of September 30, 2017, and the related statements of operations, changes in net assets, and financial highlights for the period October 19, 2016 (commencement of operations) through September 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Elkhorn Lunt Low Vol/High Beta Tactical ETF as of September 30, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 19, 2016 (commencement of operations) through September 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP
Chicago, Illinois
November 29, 2017

Trustees and Officers (unaudited)

Name, Address, Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Bruce Howard YOB: 1952	Trustee	Since 2015	Advisory Board Member, Performance Trust Capital Partners LLC, 2009-present; Director/Tax Consultant, Tyndale House Publishers Inc., 1980-present; Professor of Business & Economics, Wheaton College, 1980-present	4	None
Gregory D. Bunch YOB: 1958	Trustee	Since 2015	Adjunct Professor of Entrepreneurship, University of Chicago, 2009-present; President, Masterplan International Corporation, 1998-present; Co-Founder, Oration, 2012-2013	4	None
Jeffrey P. Helton YOB: 1959	Trustee	Since 2015	Pastor, The People’s Church, 2012-present; Executive/Life Coach, WellSpring Coaching, 2010-present	4	None
Interested Trustee*
Benjamin T. Fulton YOB: 1961	Trustee and President of the Trust	Trustee and President since 2015	Chief Executive Officer and President, Elkhorn Investments, LLC, 2013-present; Managing Director, Invesco PowerShares Capital Management LLC, 2005-2013	4	None

*	Mr. Fulton is an ‘‘interested person,’’ as defined by the Investment Company Act of 1940, as amended, because of his employment within Elkhorn.

Name, Address, Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
James Nash YOB: 1976	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2017

Foreside Fund Officer Services, LLC, Fund, 2016-present, Chief Compliance Officer; JP Morgan Chase & Co., 2014-2016, Senior Associate, Regulator, Administration Advisor; Linedata Services, 2011-2014, Product Analyst

Philip L. Ziesemer YOB: 1963	Principal Financial Officer and Secretary	Since 2015	Chief Financial Officer, Elkhorn Investments, LLC, 2013-present; Chief Financial Officer, Renegade Holdings, 2009-2013

The Fund’s SAI provides additional information about the Fund’s Directors and is available, without charge by calling 630-355-4676 or visiting www.elkhorn.com.

Board Considerations Regarding Approval of Investment Management Agreement (unaudited)

Board Considerations Regarding Approval of Investment Management Agreement for the Elkhorn Lunt Low Vol/High Beta Tactical ETF

At a meeting held on September 23, 2016, the Board of Trustees of Elkhorn ETF Trust (the “Trust”), including the Independent Board Members, approved the Investment Management Agreement (the “Agreement”) between Elkhorn Investments, LLC (the “Adviser”) and the Elkhorn Lunt Low Vol/High Beta Tactical ETF (a “Fund”).

The Adviser provided information describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized by the Adviser as the Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of the Fund’s shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Trustees, including the Independent Trustees, determined to approve the Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser for the Fund and the personnel and resources of the Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund. The Trustees considered the information from the Adviser regarding its financial condition that it was sufficiently stable to support its performance of the services under the Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee as compared to information provided by the Adviser on other similar products. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses. The Trustees also compared the Fund’s proposed unitary investment management fee against the mean and median advisory fees of an applicable ETF peer group. The Trustees noted that the Elkhorn Lunt Low Vol/High Beta Tactical ETF had a unitary investment management fee greater than the average/median advisory fees for its ETF peer group and other peer data, but that the net unitary fee, after payment of licensing fees, was 0.24% and was consistent with the net pricing on other funds managed by the Adviser. The Trustees also considered the tactical nature of the Elkhorn Lunt Low Vol/High Beta Tactical ETF. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary investment management fees, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and they noted the Adviser’s statement that it will likely lose money in its two years of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Levels Reflect These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees concluded that the flat investment management fee for the Fund was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft- dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

Supplemental Information (unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 630-355-4676 or visiting www.elkhorn.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 630-384-8700. If you are not a direct shareholder, please contact your financial institution to opt out of house holding. We will begin sending you individual copies thirty days after receiving your request.

TAX INFORMATION

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended September 30, 2017.

Qualified Dividend Income*	Dividends Received Deduction*
100%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

FREQUENCY DISTRIBUTION OF PREMIUM AND DISCOUNT

The table below presents information about the differences between the daily market trading prices for shares of the Fund and the Fund’s net asset value (“NAV”). The Fund’s market price is based on the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the close of trading. Shares of the Fund will trade at market prices rather than NAV. The share may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares. Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of the Fund.

The following information in the table below shows the frequency distributions of premium and discount for the Fund for the period from commencement of trading on secondary market of the Fund to September 30, 2017.

Supplemental Information (unaudited), continued

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

Elkhorn Lunt LowVol/High Beta Tactical ETF
October 20, 2016* – September 30, 2017

Basis Point Differential	Market Price Above or Equal to NAV Number of Days	Market Price Below NAV Number of Days
0-24.99	36	27
25-49.9	0	0
50-99.9	0	0
100-149.9	0	0
150-199.9	0	0
>200	0	0

*	Commencement of trading on secondary market.

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INVESTMENT ADVISOR

Elkhorn Investments, LLC

207 Reber Street, Suite 201

Wheaton, IL 60187

DISTRIBUTOR

Foreside Fund Services, LLC.

Three Canal Plaza, Suite 100

Portland, ME 04101

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP

171 North Clark Street, Suite 200

Chicago, Illinois 60601

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Bruce Howard is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2016 and $19,950 for 2017.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2017.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2016 and $2,120 for 2017.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2016 and $0 for 2017.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Trust’s Audit Committee shall pre-approve all audit and permitted non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the funds. The policies and procedures require that any non-audit service provided by a fund audit firm to an Elkhorn fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of an Elkhorn fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services shall be approved in advance of provision of the service either: (i) by the Audit Committee, or (ii) by the Chair of the Audit Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2017.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	12/11/2017

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	12/11/2017

*	Print the name and title of each signing officer under his or her signature.